Capital adequacy (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Basel III	Dec. 31, 2012 Basel III	Dec. 31, 2013 Credit risk Basel III	Dec. 31, 2012 Credit risk Basel III	Dec. 31, 2013 Market risk Basel III	Dec. 31, 2012 Market risk Basel III	Dec. 31, 2013 Non-counterparty risk Basel III	Dec. 31, 2012 Non-counterparty risk Basel III	Dec. 31, 2013 Operational risk Basel III	Dec. 31, 2012 Operational risk Basel III	Dec. 31, 2013 Bank Basel III	Dec. 31, 2012 Bank Basel III	Dec. 31, 2013 Bank Credit risk Basel III	Dec. 31, 2012 Bank Credit risk Basel III	Dec. 31, 2013 Bank Market risk Basel III	Dec. 31, 2012 Bank Market risk Basel III	Dec. 31, 2013 Bank Non-counterparty risk Basel III	Dec. 31, 2012 Bank Non-counterparty risk Basel III	Dec. 31, 2013 Bank Operational risk Basel III	Dec. 31, 2012 Bank Operational risk Basel III
Eligible capital (CHF million)
CET1 capital		42,989	41,500									38,028	36,717
Additional tier 1 capital		3,072	2,857									3,077	3,760
Tier 1 capital		46,061	44,357									41,105	40,477
Tier 2 capital		10,227	7,162									10,961	8,829
Total eligible capital		56,288	51,519									52,066	49,306
Risk-weighted assets (CHF million)
Risk-weighted assets		273,846	292,481	175,631	201,764	39,133	39,466	6,007	6,126	53,075	45,125	264,268	282,085	166,324	191,649	39,111	39,438	5,758	5,873	53,075	45,125
Capital ratios %
CET1 ratio (as a percent)		15.70%	14.20%									14.40%	13.00%
Tier 1 ratio (as a percent)		16.80%	15.20%									15.60%	14.30%
Total capital ratio (as a percent)		20.60%	17.60%									19.70%	17.50%
Minimum percentage of annual legal profits to be retained as general legal reserve	5.00%
Maximum cumulative transfer to general reserve as a percentage of paid-in share capital	20.00%
General legal reserves as a minimum percentage of paid-in share capital	20.00%